Property, Plant & Equipment	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT & EQUIPMENT

3. PROPERTY, PLANT & EQUIPMENT

The following table summarizes the components of the electric generation and distribution assets and other property, plant and equipment with their estimated useful lives:

	Estimated	December 31,
	Useful Life	2011	2010

		(in millions)
Electric generation and distribution facilities	5 - 69 yrs.	$26,905	$22,365
Other buildings	3 - 50 yrs.	2,924	2,082
Furniture, fixtures and equipment	3 - 31 yrs.	476	479
Other	1 - 46 yrs.	838	761
Total electric generation and distribution assets and other		31,143	25,687
Accumulated depreciation		(8,944)	(8,447)
Net electric generation and distribution assets and other(1)		$22,199	$17,240

  Net electric generation and distribution assets and other related to our businesses included in discontinued operations or held for sale of $1.2 billion and $1.8 billion as of December 31, 2011 and 2010, respectively, were excluded from the table above and were included in the noncurrent assets of discontinued and held for sale businesses.

The amounts in the table above are stated net of impairment losses recognized as further discussed in Note 20—Impairment Expense.

The following table summarizes interest capitalized during development and construction on qualifying assets for the years ended December 31, 2011, 2010 and 2009:

	2011	2010	2009

	(in millions)
Interest capitalized during development and construction	$176	$188	$183

Government subsidies and recoveries of liquidated damages from construction delays are reflected as a reduction in the related projects' construction costs. During 2011, the Company recovered liquidated damages of €139 million ($180 million) from the EPC contractor at Maritza, which were used to reduce the carrying amount of related plant and equipment. Approximately $12.9 billion of property, plant and equipment, net of accumulated depreciation, was mortgaged, pledged or subject to liens as of December 31, 2011.

Depreciation expense, including the amortization of assets recorded under capital leases, was $1.2 billion, $1.0 billion and $867 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Net electric generation and distribution assets and other include unamortized internal use software costs of $156 million and $163 million as of December 31, 2011 and 2010, respectively. Amortization expense associated with software costs was $46 million, $50 million and $46 million for the years ended December 31, 2011, 2010 and 2009.

The following table summarizes regulated and non-regulated generation and distribution property, plant and equipment and accumulated depreciation as of December 31, 2011 and 2010:

	December 31,
	2011	2010

	(in millions)
Regulated assets	$14,468	$12,006
Regulated accumulated depreciation	(5,029)	(4,961)
Regulated generation, distribution assets, and other, net	9,439	7,045
Non-regulated assets	16,675	13,681
Non-regulated accumulated depreciation	(3,915)	(3,486)
Non-regulated generation, distribution assets, and other, net	12,760	10,195
Net electric generation and distribution assets, and other	$22,199	$17,240

The following table summarizes the amounts recognized, which were related to asset retirement obligations, for the years ended December 31, 2011 and 2010:

	2011	2010

	(in millions)
Balance at January 1	$88	$60
Additional liabilities incurred	1	22
Assumed in business combination	24	-
Accretion expense	6	5
Change in estimated cash flows	(1)	1
Translation adjustments	(1)	-
Balance at December 31	$117	$88

The Company's asset retirement obligations covered by the relevant guidance primarily include active ash landfills, water treatment basins and the removal or dismantlement of certain plant and equipment. The fair value of legally restricted assets for purposes of settling asset retirement obligations was $1 million at December 31, 2011. There were no legally restricted assets at December 31, 2010.

Ownership of Coal-Fired Facilities

DP&L has undivided ownership interests in seven coal-fired generation facilities jointly owned with other utilities. As of December 31, 2011, DP&L had $48 million of construction work in process at such facilities. DP&L's share of the operating costs of such facilities is included in Cost of Sales in the Consolidated Statement of Operations and its share of investment in the facilities is included in Property, Plant and Equipment in the Consolidated Balance Sheet. DP&L's undivided ownership interest in such facilities at December 31, 2011 is as follows:

	DP&L Share		DP&L Investment

		Production	Gross		Construction
		Capacity	Plant	Accumulated	Work In
	Ownership	(MW)	In Service	Depreciation	Process

			($ in millions)

Production Units:
Beckjord Unit 6	50%	210	$-	$-	$-
Conesville Unit 4	17%	129	-	-	2
East Bend Station	31%	186	-	-	2
Killen Station	67%	402	331	-	4
Miami Fort Units 7 and 8	36%	368	239	1	2
Stuart Station	35%	820	181	1	14
Zimmer Station	28%	365	161	2	24
Transmission	various		34	-	-
Total		2,480	$946	$4	$48